Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 6,156	$ 19,944	$ 20,291	$ 41,630
Adjustment for:
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income	2,778	16,941	13,549	35,967
Less: Dividends paid or to be paid	(15,036)	(14,988)	(30,068)	(29,942)
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (12,258)	$ 1,953	$ (16,519)	$ 6,025
Common Unit Public [Member]
Earnings per unit:
Earnings per share, basic and diluted	$ 0.07	$ 0.50	$ 0.38	$ 1.07
Common units Hoegh LNG [Member]
Earnings per unit:
Earnings per share, basic and diluted	$ 0.10	$ 0.53	$ 0.44	$ 1.11
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (4,848)	$ 776	$ (6,533)	$ 2,390
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	13,156	13,156	13,156	13,156
Earnings per unit:
Earnings per share, basic and diluted	$ 0.10	$ 0.53	$ 0.44	$ 1.11
Common Unit Public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (6,636)	$ 1,053	$ (8,942)	$ 3,252
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	17,978	17,827	17,962	17,790
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	17,996	17,839	17,976	17,804
Common units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (774)	$ 124	$ (1,044)	$ 383
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	2,101	2,101	2,101	2,102
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	2,101	2,101	2,101	2,102